Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	For the Year Ended December 31,
	2018	2019	2020
	(RMB in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	1,977,306	2,294,552	594,980
Denominator:
Weighted average number of ordinary shares outstanding—basic	337,883,964	355,625,970	364,733,164
Net income per share attributable to ordinary shareholders—basic	5.85	6.45	1.63
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	1,977,306	2,294,552	594,980
Interest expense associated with convertible notes reversed	—	14,261	47,781
Net income attributable to ordinary shareholders for calculating diluted net income per share	1,977,306	2,308,813	642,761
Denominator:
Weighted average number of ordinary shares outstanding—basic	337,883,964	355,625,970	364,733,164
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	24,875,327	6,470,848	3,255,913
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	3,270	1,170,713	383,590
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	—	12,563,600	42,857,143
Weighted average number of ordinary shares outstanding—diluted	362,762,561	375,831,131	411,229,810
Net income per share attributable to ordinary shareholders—diluted	5.45	6.14	1.56